Related Party Transactions	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

Notes Payable to Chief Executive Officer

In September 2017, the Company’s Chief Executive Officer (“CEO”) issued four notes with an aggregate principal amount of $70,000 to the Company. The notes bore interest at 3% per annum and matured one year from the issuance date. The Company repaid all four notes in full during September 2018. As of September 30, 2018, and 2017, there were no outstanding notes payable to the CEO.

See Note 8 for additional related party transactions.